Equity (Details) - USD ($)						12 Months Ended
	Nov. 22, 2024	Jun. 03, 2024	Feb. 05, 2024	Aug. 31, 2023	Jun. 17, 2022	Mar. 31, 2024	Mar. 31, 2023
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.01
Stock holders equity note stock split						ratio of 1-for-60 so that every 60 shares issued is combined to 1 share
Issued ordinary shares to DTC			46,040			46,040
Aggregating to ordinary shares			1,607,349
Bid price per share (in Dollars per share)						$ 1
Share issued for employee incentive plan	40,000,000
Ordinary shares sold (in Dollars)						$ 1,000	$ 162,000
Conversion price per share (in Dollars per share)				$ 0.4
Conversion price percentage				85.00%
Conversion floor price (in Dollars)				$ 0.0787
Converted common shares						220,175
Nonadjusting Events After Reporting Period [Member]
Equity [Line Items]
Principal amount of unsecured senior (in Dollars)		$ 3,888,889
Aggregate purchase price agreement (in Dollars)		$ 3,500,000
Warrants purchase share		830,957
Initial price per share (in Dollars per share)		$ 3.51
Commitment common shares		50,000
Share issued for employee incentive plan	40,000,000
Common shares [Member]
Equity [Line Items]
Issuance of ordinary shares						46,040
Price per share (in Dollars per share)				$ 0.01
Maximum [Member]
Equity [Line Items]
Ordinary shares reduced shares			93,679,260
Minimum [Member]
Equity [Line Items]
Ordinary shares reduced shares			1,561,309
Depository Trust Company [Member]
Equity [Line Items]
Issued ordinary shares to DTC			46,040
First Tranche [Member] | Nonadjusting Events After Reporting Period [Member]
Equity [Line Items]
Warrants purchase share						305,080
Common shares issued						51,045
First Tranche [Member] | Mast Hill [Member]
Equity [Line Items]
Senior secured promissory note of principal amount (in Dollars)		$ 1,427,778				$ 1,427,778
First Tranche [Member] | Mast Hill [Member] | Nonadjusting Events After Reporting Period [Member]
Equity [Line Items]
Commitment common shares						18,357
First Tranche [Member] | FirstFire [Member]
Equity [Line Items]
Senior secured promissory note of principal amount (in Dollars)		$ 238,888.88				$ 238,888.88
First Tranche [Member] | FirstFire [Member] | Nonadjusting Events After Reporting Period [Member]
Equity [Line Items]
Commitment common shares						3,071
Second and Third Tranche [Member] | Nonadjusting Events After Reporting Period [Member]
Equity [Line Items]
Principal amount of unsecured senior (in Dollars)						$ 951,851.84
Aggregate purchase price agreement (in Dollars)						$ 159,259.26
Warrants purchase share						203,387
Common shares issued						34,029
Second and Third Tranche [Member] | Mast Hill [Member] | Nonadjusting Events After Reporting Period [Member]
Equity [Line Items]
Commitment common shares						12,238
Second and Third Tranche [Member] | FirstFire [Member] | Nonadjusting Events After Reporting Period [Member]
Equity [Line Items]
Commitment common shares						2,048
September 2023 Purchases Agreement [Member]
Equity [Line Items]
Ordinary shares sold (in Dollars)				$ 1,004,705
September 2023 Purchases Agreement [Member] | Series A Convertible Preferred Shares [Member]
Equity [Line Items]
Price per share (in Dollars per share)				$ 0.01
Initial Public Offering [Member]
Equity [Line Items]
Price per share (in Dollars per share)					$ 4.75
Gross proceeds (in Dollars)					$ 12,400,000
Public offering shares					2,609,474
Overallotment [Member]
Equity [Line Items]
Price per share (in Dollars per share)					$ 4.75
Gross proceeds (in Dollars)					$ 1,860,000
Public offering shares					391,421